Share-Based Compensation (Details) - schedule of information concerning restricted stock units granted - Restricted Stock Units [Member] - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share-Based Compensation (Details) - schedule of information concerning restricted stock units granted [Line Items]
Number of shares Nonvested at beginning of period
Weighted average grant date fair value Nonvested at beginning of period
Number of shares Granted	236,706
Weighted average grant date fair value Granted	$ 10.22
Number of shares Vested
Weighted average grant date fair value Vested
Number of shares Forfeited	(7,375)
Weighted average grant date fair value Forfeited	$ 14.67
Number of shares Nonvested at end of period	229,331
Weighted average grant date fair value Nonvested at end of period	$ 10.08